ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS	6 Months Ended
Jun. 30, 2026
Disclosure Of Assets Pledged As Security [Abstract]
ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS	26. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL
ACCEPTED AS SECURITY FOR ASSETS
Securitisations and covered bonds
Santander UK plc and certain of its subsidiaries, including TSB, issue securitisations and covered bonds through or involving structured entities. At 30 June 2026, there were £47,815m (2025: £37,123m) of gross assets in these secured programmes and £3,708m (2025: £657m) of these related to internally retained issuances that were available for use as collateral for liquidity purposes in the future. The acquisition of TSB increased the gross assets in these secured programmes by £7,727m and the amount of internally retained issuances available for use as collateral for liquidity purposes in the future by £1,492m.
At 30 June 2026, £6,563m (2025: £2,975m) of notes issued under securitisation and covered bond programmes had been retained internally, a proportion of which had been used as collateral via third party bilateral secured funding transactions, which totalled £2,293m at 30 June 2026 (2025: £1,500m), or for use as
collateral for liquidity purposes in the future.